Fair Value Measurement (Details) - EBP 001 - USD ($)	May 31, 2025	May 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 5,824,437,232	$ 5,834,397,117
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	682,845,045	936,237,412
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	682,845,045	936,237,412
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common Stock | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	353,489,573	632,517,069
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	353,489,573	632,517,069
Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common Stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Self-directed brokerage accounts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	329,355,472	303,720,343
Self-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	329,355,472	303,720,343
Self-directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Self-directed brokerage accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Collective trust fund measured at net asset value | Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 5,141,592,187	$ 4,898,159,705